Schedule II - Valuation and Qualifying Accounts (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable, Credit Loss Expense (Reversal)	$ 50
Accounts Receivable, Allowance for Credit Loss, Writeoff		$ 38
Accounts Receivable, Allowance for Credit Loss, Recovery		$ 48